Derivative Instruments - Gain (Loss) on the Company's Foreign Currency Forward Contracts Recorded in the Consolidated Statements of Operations and Comprehensive Income (Details) - Foreign currency forward contracts - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative [Line Items]
Total loss	$ 7.8	$ 28.5	$ 3.2
Asbestos adjustments loss
Derivative [Line Items]
Total loss	7.8	24.5	5.3
Selling, general and administrative expenses (income)
Derivative [Line Items]
Total loss	$ 0.0	$ 4.0	$ (2.1)